UNAUDITED CONDENSED CONSOLIDATED STATEMENTS OF OPERATIONS - USD ($)	3 Months Ended	6 Months Ended
	Jun. 30, 2021	Jun. 30, 2021
General and administrative expenses	$ 2,536,052	$ 7,583,071
General and administrative expenses - related party	30,000	60,000
Franchise tax expense	49,863	99,178
Loss from operations	(2,615,915)	(7,742,249)
Other income (expense):
Change in fair value of derivative warrant liabilities	1,012,500	(9,160,500)
Net gain from investments held in Trust Account	5,562	74,562
Loss before income taxes	(1,597,853)	(16,828,187)
Income tax expense	5,273	7,000
Net loss	$ (1,603,126)	$ (16,835,187)
Class A Common Stock
Other income (expense):
Weighted average shares outstanding of common stock (in Shares)	34,500,000	34,500,000
Basic and diluted net loss per share, common stock (in Dollars per share)	$ 0.00	$ 0.00
Class B Common Stock
Other income (expense):
Weighted average shares outstanding of common stock (in Shares)	8,625,000	8,625,000
Basic and diluted net loss per share, common stock (in Dollars per share)	$ (0.19)	$ (1.95)